CONVERTIBLE NOTES (Details - Assumptions)		9 Months Ended
	Feb. 08, 2023	Mar. 31, 2023
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value		0.0175
Measurement Input, Share Price [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.032 - 0.42
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value		0.0066 - 0.0086
Measurement Input, Conversion Price [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.015 - 0.2995
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value		184.54% - 299.51%
Measurement Input, Price Volatility [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	299.13% - 381.28%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value		4.74% – 4.93%
Measurement Input, Risk Free Interest Rate [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.59% - 4.93%
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value
Measurement Input, Discount Rate [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value
Measurement Input, Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value		0 - .86
Measurement Input, Maturity [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	.34 - 1